Summary of Significant Accounting Policies (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 10, 2016 shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) segment shares	Jan. 01, 2019 USD ($)	Dec. 31, 2017 shares	Mar. 31, 2015 shares
Income Taxes
Provision (benefit) for income taxes		$ 0	$ 0	$ 0	$ 0	$ 0
Segment Information
Number of operating segment | segment				1		1
Recent Accounting Pronouncements
Right of use asset		18,000		$ 18,000		$ 68,000
Lease asset liability		$ 18,000		$ 18,000		$ 70,000
ASU 2016-02 | Adjustment
Recent Accounting Pronouncements
Right of use asset							$ 100,000
Lease asset liability							100,000
ASU 2016-02 | Adjustment | Minimum
Recent Accounting Pronouncements
Right of use asset							100,000
Lease asset liability							100,000
ASU 2016-02 | Adjustment | Maximum
Recent Accounting Pronouncements
Right of use asset							200,000
Lease asset liability							$ 200,000
Series A
Convertible Preferred Stock
Convertible Preferred stock, share issued | shares									745,637
Shares converted | shares	827,205
Convertible Preferred stock, share outstanding | shares						0		0